DERIVATIVE CONTRACTS AND OFF-BALANCE SHEET RISK	12 Months Ended
Dec. 31, 2013
DERIVATIVE CONTRACTS AND OFF-BALANCE SHEET RISK
DERIVATIVE CONTRACTS AND OFF-BALANCE SHEET RISK

9.              DERIVATIVE CONTRACTS AND OFF-BALANCE SHEET RISK

The Partnership is exposed to market risk, the risks arising from changes in the market value of the contracts; credit risk, the risk of failure by another party to perform according to the terms of a contract and concentration risk; the risk of financial institution insolvency.

Market Risk

Derivative contracts involve varying degrees of off-balance sheet market risk.  Changes in the level or volatility of interest rates, foreign currency exchange rates or the market values of the financial contracts or commodities underlying such open derivative contracts frequently result in changes in the Partnership’s net unrealized profit (loss) / market value on such derivative contracts as reflected in the Consolidated Statements of Financial Condition.  The Partnership’s exposure to market risk is influenced by a number of factors, including the relationships among the derivative contracts held by the Partnership as well as the volatility and liquidity of the markets in which the derivative contracts are traded.  Investments in foreign markets may also entail legal and political risks.

For derivatives, risks arise from changes in the market value of the contracts.  Theoretically, the Partnership is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short.

BRIM has procedures in place intended to control market risk exposure, although there can be no assurance that it will, in fact, succeed in doing so.  These procedures focus primarily on monitoring the trading of the Trading Advisors, calculating the net asset value of the Partnership as of the close of business on each day and reviewing outstanding positions, or reallocating Partnership assets among Trading Advisors (although typically only as of the end of a month) for over-concentrations. BRIM’s basic risk control procedures consist simply of the ongoing process of Trading Advisor monitoring, with the market risk controls being applied by the Trading Advisors themselves.

Credit Risk

The risks associated with exchange-traded contracts are typically perceived to be less than those associated with OTC (non-exchange-traded) transactions, because exchanges typically (but not universally) provide clearinghouse arrangements in which the collective credit (in some cases limited in amount, in some cases not) of the members of the exchange is pledged to support the financial integrity of the exchange. In OTC transactions, on the other hand, traders must rely solely on the credit of their respective individual counterparties. Margins, which may be subject to loss in the event of a default, are generally required in exchange trading, and counterparties may also require margin in the OTC markets.

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statements of Financial Condition and instruments and transactions that are subject to an agreement similar to a master netting agreement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and other counterparties. Margin reflected in the collateral tables reflects margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty. Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting and similar agreements allow the clearing brokers to net any collateral held in or on behalf of the Partnership or liabilities or payment obligations of the clearing brokers to the Partnership against any liabilities or payment obligations of the Partnership to the clearing brokers. The Partnership is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

As noted in Note 2, during the normal course of business, the Partnership, through each Trading Advisor, enters into derivative contracts with various clearing brokers and derivatives counterparties. Pursuant to the agreements with each clearing broker and derivative counterparty, certain positions have been netted in the Consolidated Statements of Financial Condition to reflect the legal right of offset with each clearing broker and derivative counterparty. Such netting is performed on a Trading Advisor by Trading Advisor basis with each clearing broker and derivative counterparty, and thus positions entered by each Trading Advisor are not netted between Trading Advisors.  The tables below present the offsetting on a basis by commodity industry sector.  As the receivables and payables are netted by clearing broker and derivative counterparty and by Trading Advisor, as appropriate under GAAP, the presentation below does not reflect amounts across commodity industry sectors which have been netted in the Consolidated Statements of Financial Condition.  Thus, amounts for certain commodity industry sectors may appear to be netted in excess of the gross amounts of recognized assets or liabilities, as indicated by a negative net asset amount or positive net liability amount in the net amounts presented in the Consolidated Statements of Financial Condition in the tables below.

As of 12/31/2013

Offsetting of Net unrealized profit / market value on open contracts / options:

		Gross	Net
	Gross	Amounts offset in	Amounts presented in
Commodity	Amounts of	the Consolidated Statements	the Consolidated Statements
Industry Sector	Recognized Assets	of Financial Condition	of Financial Condition
Futures
Agriculture	$168,600	$(119,929)	$48,671
Currencies	256,067	(44,656)	211,411
Energy	40,183	(35,855)	4,328
Interest rates	92,335	(184,727)	(92,392)
Metals	1,028,523	(949,902)	78,621
Stock indices	971,018	(9,814)	961,204
Subtotal	2,556,726	(1,344,883)	1,211,843

Forwards
Currencies	336,711	(334,160)	2,551

Options
Currencies	344,294	(172,223)	172,071
Energy	—	(28,500)	(28,500)
Interest rates	—	(570,141)	(570,141)
Stock indices	—	(49,395)	(49,395)
Subtotal	344,294	(820,259)	(475,965)

Total Derivatives subject to a master netting or similar arrangement	3,237,731	(2,499,302)	738,429

Total Derivatives not subject to a master netting or similar arrangement	—	—	—

Total Derivatives	$3,237,731	$(2,499,302)	$738,429

Offsetting of Net unrealized loss / market value on open contracts / options:

		Gross	Net
	Gross	Amounts offset in	Amounts presented in
Commodity	Amounts of	the Consolidated Statements	the Consolidated Statements
Industry Sector	Recognized Liabilities	of Financial Condition	of Financial Condition
Futures
Agriculture	$(119,929)	$119,929	$—
Currencies	(44,656)	44,656	—
Energy	(35,855)	35,855	—
Interest rates	(239,106)	184,727	(54,379)
Metals	(949,902)	949,902	—
Stock indices	(13,564)	9,814	(3,750)
Subtotal	(1,403,012)	1,344,883	(58,129)

Forwards
Currencies	(419,377)	334,160	(85,217)

Options
Currencies	(295,045)	172,223	(122,822)
Energy	(9,150)	11,100	1,950
Interest rates	(163,219)	406,735	243,516
Stock indices	(213,075)	—	(213,075)
Subtotal	(680,489)	590,058	(90,431)

Total Derivatives subject to a master netting or similar arrangement	(2,502,878)	2,269,101	(233,777)

Total Derivatives not subject to a master netting or similar arrangement	—	—	—

Total Derivatives	$(2,502,878)	$2,269,101	$(233,777)

As of 12/31/2012

Offsetting of Net unrealized profit / market value on open contracts / options:

		Gross	Net
	Gross	Amounts offset in	Amounts presented in
Commodity	Amounts of	the Consolidated Statements	the Consolidated Statements
Industry Sector	Recognized Assets	of Financial Condition	of Financial Condition
Futures
Agriculture	$168,568	$(274,704)	$(106,136)
Currencies	718,875	(378,990)	339,885
Energy	574,348	(442,954)	131,394
Interest rates	562,168	(245,882)	316,286
Metals	2,403,115	(2,661,358)	(258,243)
Stock indices	677,507	(382,114)	295,393
Subtotal	5,104,581	(4,386,002)	718,579

Forwards
Currencies	959,887	(764,945)	194,942

Options
Agriculture	—	—	—
Currencies	2,200	(2,200)	—
Energy	4,730	(4,840)	(110)
Interest rates	30,182	(47,438)	(17,256)
Metals	370,030	—	370,030
Stock indices	150,700	(75,350)	75,350
Subtotal	557,842	(129,828)	428,014

Total Derivatives subject to a master netting or similar arrangement	6,622,310	(5,280,775)	1,341,535

Total Derivatives not subject to a master netting or similar arrangement	—	—	—

Total Derivatives	$6,622,310	$(5,280,775)	$1,341,535

Offsetting of Net unrealized loss / market value on open contracts / options:

		Gross	Net
	Gross	Amounts offset in	Amounts presented in
Commodity	Amounts of	the Consolidated Statements	the Consolidated Statements
Industry Sector	Recognized Liabilities	of Financial Condition	of Financial Condition
Futures
Agriculture	$(258,132)	$274,704	$16,572
Currencies	(494,614)	378,990	(115,624)
Energy	(413,383)	442,954	29,571
Interest rates	(292,476)	245,882	(46,594)
Metals	(2,900,138)	2,661,358	(238,780)
Stock indices	(329,033)	382,114	53,081
Subtotal	(4,687,776)	4,386,002	(301,774)

Forwards
Currencies	(3,032,317)	764,945	(2,267,372)

Options
Agriculture	—	—	—
Currencies	(203,826)	2,200	(201,626)
Energy	(32,560)	4,840	(27,720)
Interest rates	(91,369)	47,438	(43,931)
Metals	(116,030)	—	(116,030)
Stock indices	(143,550)	75,350	(68,200)
Subtotal	(587,335)	129,828	(457,507)

Total Derivatives subject to a master netting or similar arrangement	(8,307,428)	5,280,775	(3,026,653)

Total Derivatives not subject to a master netting or similar arrangement	—	—	—

Total Derivatives	$(8,307,428)	$5,280,775	$(3,026,653)

As of 12/31/2013

Collateral Held by Counterparty:

		Gross Amounts not offset in the Consolidated Statements of Financial Condition
	Net Amount of Unrealized Profit	Cash Collateral	Net
Counterparty	in the Consolidated Statements of Financial Condition	Received	Amount

Counterparty A	$765,608	$—	$765,608
Counterparty B	454,673	—	454,673
Counterparty C	—	—	—
Counterparty D	—	—	—
Counterparty E	—	—	—
Counterparty F	—	—	—
Counterparty G	40,799	—	40,799
Counterparty H	—	—	—
	$1,261,080	$—	$1,261,080

	Net Amount of Unrealized Loss	Cash Collateral	Net
Counterparty	in the Consolidated Statements of Financial Condition	Pledged	Amount

Counterparty A	$—	$—	$—
Counterparty B	—	—	—
Counterparty C	673,773	2,575,061	—
Counterparty D	—	—	—
Counterparty E	76,767	85	76,682
Counterparty F	—	—	—
Counterparty G	—	—	—
Counterparty H	5,888	3	5,885
	$756,428	$2,575,149	$82,567

As of 12/31/2012
Collateral Held by Counterparty:

		Gross Amounts not offset in the Consolidated Statements of Financial Condition
	Net Amount of Unrealized Profit	Cash Collateral	Net
Counterparty	in the Consolidated Statements of Financial Condition	Received	Amount

Counterparty A	$—	$—	$—
Counterparty B	708,832	—	708,832
Counterparty C	—	—	—
Counterparty D	397,408	—	397,408
Counterparty E	—	—	—
Counterparty F	78,890	—	78,890
	$1,185,130	$—	$1,185,130

	Net Amount of Unrealized Loss	Cash Collateral	Net
Counterparty	in the Consolidated Statements of Financial Condition	Pledged	Amount

Counterparty A	$216,144	$216,144	$—
Counterparty B	—	—	—
Counterparty C	248,713	248,713	—
Counterparty D	—	—	—
Counterparty E	2,405,391	2,214,223	191,168
Counterparty F	—	—	—
	$2,870,248	$2,679,080	$191,168

Concentration Risk

The amount of required margin and good faith deposits with the brokers usually ranges from 1% to 10% of net asset value of the Partnership.  The cash held to satisfy such requirements at December 31, 2013 and 2012 was $10,605,212 and $17,940,020 respectively, which equals 8.05% and 6.86% of net asset value of the Partnership, respectively.

The Partnership has a substantial portion of its assets on deposit with financial institutions.  In the event of a financial institution’s insolvency, recovery of Partnership assets on deposit may be limited to account insurance or other protection afforded such deposits.